Research and development costs (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Disclosure of research and development costs
Research and development costs were as follows:

	Years ended December 31,
	2019	2018	2017
	(€ million)
Research and development expenditures expensed	€1,305	€1,448	€1,506
Amortization of capitalized development expenditures	1,358	1,456	1,294
Impairment and write-off of capitalized development expenditures	949	147	103
Total Research and development costs	€3,612	€3,051	€2,903